Interest in subsidiaries (Detail) - BMSC Financial Results - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Revenues	$ 289,397	$ 230,705
Net income (loss)	(99,601)	16,206
Net income (loss) and comprehensive income (loss) attributable to non-controlling interest	(14,876)
BMSC [Member]
Statement Line Items [Line Items]
Revenues	289,397	230,705
Net income (loss)	(37,193)	47,197
Net income (loss) and comprehensive income (loss) attributable to non-controlling interest	$ (14,876)	$ 18,879